Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Net cash generated from operating activities	[1]	$ 348,662		$ 257,125	$ 322,110
Net cash used in investing activities	[2]	(175,221)		(121,916)	(249,639)
Interest paid, classified as financing activities	[3]	53,587		60,026	53,996
Net cash (used) / generated from financing activities	[4]	(303,133)		(53,919)	(37,863)
Effect of exchange rate changes and inflation on cash and cash equivalents	[5]	(6,824)		(35,284)	(17,967)
Argentine subsidiaries
Entity Information [Line Items]
Net cash generated from operating activities		(30,666)	[1]	(14,956)	23,550
Net cash used in investing activities		(4,694)	[2]	(429)	3,851
Interest paid, classified as financing activities		1,109		1,638	14,340
Net cash (used) / generated from financing activities		41,237	[4]	15,694	(13,061)
Effect of exchange rate changes and inflation on cash and cash equivalents		$ (5,877)	[5]	$ (309)	$ 0

[1]	Includes (30,666), (14,956) and 23,550 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[2]	Includes (4,694), (429) and 3,851 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[3]	Includes (1,109), (1,638) and (14,340) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[4]	Includes 41,237, 15,694 and (13,061) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[5]	Includes (5,877), (309) and nil of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.